Annual Total Returns (Vanguard Target Retirement 2040 Fund - Investor Shares Retail) (Vanguard Target Retirement 2040 Fund, Vanguard Target Retirement 2040 Fund - Investor Shares)	18 Months Ended
Mar. 31, 2013
Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Annual Total Return
2012	15.56%
2011	(2.55%)
2010	15.17%
2009	28.32%
2008	(34.53%)
2007	7.48%